UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03632

DWS Tax Free Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2013 (Unaudited)

DWS Intermediate Tax/AMT Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.6%
Alabama 0.2%
Alabama, State Public School & College Authority Revenue, Series A, 5.0%, 5/1/2024	3,000,000	3,282,750
Alaska 0.3%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	4,305,000	4,577,076
North Slope Boro, AK, General Obligation, Series A, 2.5%, 6/30/2014	1,175,000	1,197,243

		5,774,319
Arizona 2.3%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,328,980
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, 5.0%, 7/1/2025	3,000,000	3,255,360
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,427,360
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	3,750,000	4,086,937
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	2,725,000	3,129,663
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,123,440
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,953,422
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,369,300
Pima County, AZ, Sewer Revenue, Series A, 5.0%, 7/1/2021	650,000	734,851

		37,409,313
California 13.7%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.0%, 4/1/2028	10,000,000	10,858,900
Series F-1, 5.25%, 4/1/2029	2,500,000	2,732,900
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014, INS: NATL	10,000,000	10,423,800
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,365,720
California, State Department Water Resources Center, Valley Project Revenue, Series AL, 5.0%, 12/1/2013	2,835,000	2,870,438
California, State Economic Recovery:
Series C-4, 0.03% *, 7/1/2023, LOC: JPMorgan Chase & Co.	12,570,000	12,570,000
Series A, 5.25%, 7/1/2021	5,000,000	5,784,550
California, State General Obligation:
4.0%, 9/1/2014	16,000,000	16,612,320
5.0%, 2/1/2014	4,285,000	4,371,985
5.25%, 10/1/2025	10,000,000	10,758,400
California, State General Obligation, Various Purposes:
5.25%, 9/1/2027	10,000,000	10,815,600
5.75%, 4/1/2027	5,000,000	5,444,450
6.0%, 4/1/2018	1,700,000	2,039,099
6.0%, 3/1/2033	3,765,000	4,245,226
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series B, 0.04% *, 3/1/2047, LOC: Bank of Montreal	1,900,000	1,900,000
Series A, 4.0%, 3/1/2014	700,000	713,370
California, State Health Facilities Financing Authority Revenue, Nothern California Presbyterian Homes & Services, 0.06% *, 7/1/2034, LOC: Union Bank NA	1,205,000	1,205,000
California, State Housing Finance Agency, Multi-Family Housing Revenue, Series B, 0.05% *, 2/1/2035, LOC: Fannie Mae, Freddie Mac	920,000	920,000
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series B, 0.7% *, Mandatory Put 11/1/2013 @ 100, 8/1/2024	2,000,000	2,000,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	8,367,940
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,284,920
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series A, 5.0%, 3/1/2024	1,000,000	1,088,060
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	5,689,450
Irvine, CA, Unified School District Special Tax, Community Facilities District, Series 1-B, 0.06% *, 9/1/2051, LOC: Bank of America NA	7,000,000	7,000,000
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	10,241,300
Los Angeles, CA, General Obligation:
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2019, INS: AGMC	6,340,000	6,918,652
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2020, INS: AGMC	5,915,000	6,454,862
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,271,350
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023, INS: AGMC	7,000,000	7,684,460
San Diego County, CA, Regional Airport Authority Revenue, Series A, 5.0%, 7/1/2029	7,245,000	7,387,364
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,211,520
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, 5.25%, 8/1/2027	5,000,000	5,465,950
Series A, 5.25%, 8/1/2028	5,000,000	5,424,650
San Francisco, CA, City & County Airports Commission, Series 36A, 0.05% *, 5/1/2026, LOC: U.S. Bank NA	9,600,000	9,600,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	10,133,550
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,137,320
Series C, 5.0%, 5/1/2026	2,850,000	3,012,450
Santa Clara, CA, Electric Revenue, Series B, 0.04% *, 7/1/2027, LOC: Bank of Tokyo-Mitsubishi UFJ	800,000	800,000
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016, INS: NATL	6,260,000	6,537,130
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	10,000	10,027
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	3,796,339

		228,149,052
Colorado 1.2%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021, INS: AMBAC	7,000,000	7,880,250
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,648,850
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, 5.0%, 3/15/2025	3,285,000	3,525,725
Colorado, University Enterprise System Revenue, Series A, 5.5%, 6/1/2023	1,000,000	1,172,450
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2020	500,000	572,610
Series B, 5.0%, 11/15/2021	500,000	566,630
Series B, 5.0%, 11/15/2022	2.350,000	2,614,492
University of Colorado, Hospital Authority Revenue, Series A, 4.0%, 11/15/2014	605,000	630,398

		19,611,405
Connecticut 0.3%
Connecticut, State General Obligation:
Series C, 4.0%, 6/1/2014	2,070,000	2,130,175
Series C, 5.0%, 6/1/2017, INS: AGMC	3,170,000	3,508,588

		5,638,763
Delaware 0.3%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	5,594,429
District of Columbia 0.8%
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	5,000,000	5,612,150
District of Columbia, Water & Sewer, Public Utility Revenue, 6.0%, 10/1/2013, INS: AGMC	3,630,000	3,648,223
Metropolitan Washington, DC, Airports Authority System Revenue, Series D-2, 0.06% *, 10/1/2039, LOC: TD Bank NA	3,935,000	3,935,000

		13,195,373
Florida 6.0%
Broward County, FL, Airport System Revenue:
Series Q-1, 5.0%, 10/1/2019	1,800,000	2,051,748
Series P-2, 5.0%, 10/1/2021	4,825,000	5,439,319
Series Q-1, 5.0%, 10/1/2021	1,200,000	1,352,784
Series Q-1, 5.0%, 10/1/2024	1,850,000	1,996,280
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	3,027,735
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	3,135,000	3,654,062
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.06% *, 7/15/2024, LIQ: Fannie Mae	8,000,000	8,000,000
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	7,275,000	7,954,485
Series A-1, 5.0%, 6/1/2021	5,090,000	5,502,595
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	1,955,000	2,082,838
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,515,158
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 3.0%, 11/15/2014	700,000	716,660
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,271,240
Series A, 5.75%, 10/1/2026	8,000,000	8,664,000
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,245,370
Series A-1, 5.5%, 10/1/2026	4,400,000	4,697,264
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019, INS: NATL	3,000,000	3,354,360
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024	4,500,000	4,849,380
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGMC	10,000,000	10,538,800
Orlando & Orange County, FL, Expressway Authority Revenue:
Series B, 5.0%, 7/1/2022	2,000,000	2,219,880
Series A, 5.0%, 7/1/2028	7,500,000	7,682,625
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018, INS: AMBAC	4,000,000	4,470,640
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,781,125

		100,068,348
Georgia 4.9%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	9,378,028
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,854,953
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022(a)	3,000,000	3,351,810
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	10,760,700
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	10,768,650
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates:
5.25%, 1/1/2016, INS: AGMC	2,685,000	2,727,154
Prerefunded 1/1/2014 @ 100, 5.25%, 1/1/2016, INS: AGMC	5,815,000	5,914,320
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	9,297,474
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,825,271
Georgia, Municipal Electric Authority, Comb Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,128,150
Series A, 5.0%, 11/1/2027	1,000,000	1,045,450
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,887,300
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	3,872,090
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2022	10,000,000	11,338,800
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,789,600
Henry County, GA, School District, 3.0%, 12/1/2013	750,000	755,347

		80,695,097
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,033,840
Hawaii 2.3%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,467,885
Series A, 5.25%, 7/1/2028	5,010,000	5,249,728
Series A, 5.25%, 7/1/2029	3,155,000	3,275,805
Hawaii, State General Obligation:
Series EC, 5.0%, 12/1/2013	4,455,000	4,509,529
Series DK, 5.0%, 5/1/2021	9,000,000	10,183,140
Series EE, 5.0%, 11/1/2021	9,000,000	10,457,730
Honolulu City & County, HI, Wastewater Systems Revenue, First Bond Resolution, Series B, 5.0%, 7/1/2022	2,250,000	2,604,578

		38,748,395
Illinois 5.8%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, 5.3%, 1/1/2016, INS: NATL	1,100,000	1,198,505
Chicago, IL, General Obligation:
Series C, 5.0%, 1/1/2020	2,970,000	3,194,829
Series C, 5.0%, 1/1/2021	8,000,000	8,446,560
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014, INS: NATL	11,570,000	11,531,819
Chicago, IL, O'Hare International Airport Revenue, Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	10,166,200
Chicago, IL, Park District, Harbor Facilities, Series D, 5.0%, 1/1/2024(a)	1,000,000	1,081,290
Chicago, IL, Waterworks Revenue:
4.0%, 11/1/2021	1,000,000	1,044,000
5.0%, 11/1/2021	500,000	557,430
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	115,000	115,439
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.15%, 1/1/2014	65,000	65,127
5.25%, 1/1/2016	150,000	150,213
5.5%, 1/1/2019	255,000	255,204
5.75%, 1/1/2022	300,000	300,066
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2026	5,000,000	5,221,450
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018, INS: NATL	2,000,000	2,168,840
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	3,902,185
5.25%, 6/1/2020	3,000,000	3,363,450
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,687,100
Illinois, State Development Finance Authority, Chicago Symphony Project, 0.07% *, 12/1/2033, LOC: Bank One NA	1,700,000	1,700,000
Illinois, State General Obligation:
4.0%, 8/1/2014	10,000,000	10,288,300
Series A, 5.0%, 4/1/2015	4,500,000	4,781,430
5.5%, 7/1/2024	2,000,000	2,111,020
Illinois, State Toll Highway Authority Revenue:
Series A, 5.0%, 1/1/2027	1,250,000	1,312,700
Series A, 5.0%, 1/1/2028	1,250,000	1,301,975
Series A-1, 5.25%, 1/1/2030	5,000,000	5,176,550
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue, Series B, 5.0%, 12/15/2019	1,120,000	1,204,134
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,144,440
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,005,000	1,006,558
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015, INS: AMBAC	3,860,000	4,162,624
Series A, 5.5%, 4/1/2016, INS: AMBAC	3,580,000	3,995,602

		96,635,040
Indiana 2.2%
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, 3.0%, 10/1/2014	1,800,000	1,849,230
Indiana, State Finance Authority Revenue, State Revolving Fund Program, Series B, 5.0%, 2/1/2029	2,240,000	2,385,219
Indiana, State Finance Authority, Economic Development Revenue, Republic Services, Inc. Project, Series B, 0.42% *, Mandatory Put 12/2/2013 @ 100, 5/1/2028(a)	7,000,000	7,000,000
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	11,931,400
Indiana, Wastewater Utility Revenue, CWA Authority Project:
Series A, 5.0%, 10/1/2026	2,000,000	2,113,560
Series A, 5.0%, 10/1/2027	1,565,000	1,634,048
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	5,580,499
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	1,930,000	1,980,913
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,253,020

		36,727,889
Iowa 0.6%
Iowa, State Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	10,312,800
Kansas 1.0%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014, INS: AGMC	2,220,000	2,335,551
Kansas, State Department of Transportation Highway Revenue, Series A-2, 0.29% **, 9/1/2014	1,135,000	1,135,012
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	5,069,248
Kansas, State Development Finance Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	7,500,000	7,989,450

		16,529,261
Kentucky 1.0%
Jeffersontown, KY, Lease Program Revenue, League of Cities Funding Trust, 0.06% *, 3/1/2030, LOC: U.S. Bank NA	2,180,000	2,180,000
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,153,800
Kentucky, State Rural Water Finance Corp., Public Project Revenue, Series D-1, 1.0%, 10/1/2013	7,335,000	7,339,841
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives:
Series A, 5.0%, 12/1/2023	2,600,000	2,820,376
Series A, 5.0%, 12/1/2024	3,000,000	3,210,750

		16,704,767
Louisiana 0.6%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,402,032
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,648,487
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013, INS: NATL	2,815,000	2,859,702
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	3,250,000	3,254,258

		9,164,479
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,187,212
Maryland 0.3%
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,669,450
Massachusetts 2.7%
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.0%, 7/1/2021	2,500,000	2,901,750
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013, INS: Radian	65,000	65,008
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	3,910,475
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	10,610,933
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015, INS: NATL	1,000,000	1,108,310
Massachusetts, State Health & Educational Facilities Authority Revenue, Harrington Memorial Hospital, Inc., Series A, 0.05% *, 7/1/2038, LOC: TD Bank NA	4,630,000	4,630,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,515,650
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	1,445,000	1,478,134
Massachusetts, State Housing Finance Agency, Construction Loan Notes, Series A, 0.8%, 11/1/2013	1,000,000	1,000,200
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.0%, 10/15/2027	7,000,000	7,493,360
Massachusetts, State Water Resources Authority, Series C, 5.0%, 8/1/2029	6,000,000	6,366,000

		45,079,820
Michigan 3.2%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016, INS: AMBAC	5,000,000	4,807,950
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,387,194
Series A, 5.0%, 5/1/2021	2,100,000	2,262,435
Detroit, MI, Sewer Disposal Revenue, Series C-1, 7.0%, 7/1/2027, INS: AGMC	10,000,000	10,479,200
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, 5.0%, 10/15/2024	1,610,000	1,725,421
Michigan, State Finance Authority Revenue, Local Government Loan Program, Series C, 3.0%, 11/1/2014	500,000	512,100
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	11,825,000	13,283,022
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,237,253
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.06% *, 4/15/2018, LOC: JPMorgan Chase Bank NA	7,000,000	7,000,000
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,178,650

		52,873,225
Minnesota 0.8%
Minnesota, State General Fund Revenue, Series B, 5.0%, 3/1/2021	2,000,000	2,318,000
Minnesota, State General Obligation, 5.0%, 6/1/2020	4,535,000	5,023,329
Minnesota, State Trunk Highway, Series B, 4.0%, 10/1/2013	6,000,000	6,019,920

		13,361,249
Mississippi 1.2%
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,410,000	2,259,158
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, 5.25%, 8/1/2027	6,110,000	6,427,231
Series D, 5.25%, 8/1/2027	5,000,000	5,259,600
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	2,670,000	2,717,499
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015, INS: NATL	2,845,000	3,032,230

		19,695,718
Missouri 0.6%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center:
Series A, 5.0%, 6/1/2022	1,570,000	1,741,899
Series A, 5.0%, 6/1/2023	1,375,000	1,503,508
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,624,096
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	1,440,000	1,487,578
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	910,000	974,728

		9,331,809
Nebraska 0.7%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue, Series C, 4.5%, 9/1/2043	9,145,000	9,718,117
Omaha, NE, School District General Obligation, Series A, ETM, 6.5%, 12/1/2013	1,500,000	1,524,045

		11,242,162
Nevada 0.6%
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,241,035
5.0%, 6/1/2025	3,190,000	3,368,831
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,188,411

		9,798,277
New Hampshire 0.3%
New Hampshire, State Health & Education Facilities Authority Revenue, Bishop Guertin High School, 0.07% *, 9/1/2032, LOC: TD Bank NA	775,000	775,000
New Hampshire, State Turnpike Systems:
Series B, 5.0%, 2/1/2020	1,575,000	1,802,351
Series B, 5.0%, 2/1/2024	1,775,000	1,956,973

		4,534,324
New Jersey 2.7%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, ETM, 5.375%, 6/15/2014	2,280,000	2,373,571
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, Prerefunded 3/1/2015 @ 100, 5.0%, 3/1/2017	3,300,000	3,529,218
Series W, 5.0%, 3/1/2019	3,000,000	3,356,790
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2020	2,500,000	2,714,500
5.0%, 6/15/2021	5,000,000	5,355,550
5.0%, 6/15/2023	4,000,000	4,185,080
New Jersey, State Economic Development Authority Revenue, School Facilities Construction, Series NN, 5.0%, 3/1/2023	5,000,000	5,544,550
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016, INS: NATL	7,000,000	7,529,340
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,395,350
Series B, 5.25%, 6/15/2026	5,000,000	5,336,500

		45,320,449
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series E, 5.3%, 9/1/2040	1,255,000	1,339,512
"I", Series D, 5.35%, 9/1/2040	1,105,000	1,152,802
Series I-B-2, 5.65%, 9/1/2039	605,000	657,950

		3,150,264
New York 5.0%
New York, Metropolitan Transportation Authority Revenue:
Series B-2, 5.0%, 11/15/2021	5,000,000	5,612,450
Series A, 5.5%, 11/15/2014, INS: AMBAC	5,000,000	5,309,100
New York, State Dormitory Authority Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2019	5,000,000	5,582,150
Series A, 5.0%, 12/15/2021	3,000,000	3,472,920
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering, Series 1, 4.0%, 7/1/2021	1,500,000	1,596,465
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,111,030
New York, State Energy Research & Development Authority, Facilities Revenue, Consolidated Edison Co., Inc., Series A-2, 144A, 0.06% *, 5/1/2039, LOC: Mizuho Corporate Bank	300,000	300,000
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	10,628,800
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 144A, 0.1% *, 2/15/2026, LOC: JPMorgan Chase Bank NA	230,000	230,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series B-2, 0.05% *, 6/15/2045, SPA: CA Public Employees Retirement System	8,050,000	8,050,000
Series AA, 5.0%, 6/15/2021	10,000,000	11,298,500
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B, 5.0%, 11/1/2021	10,000,000	11,574,800
Series D-1, 5.0%, 11/1/2028	9,715,000	10,344,046
Series E-1, 5.0%, 2/1/2029	3,055,000	3,222,292
New York, NY, General Obligation:
Series J, 5.25%, 5/15/2015, INS: NATL	115,000	119,091
Series J, Prerefunded 5/15/2014 @ 100, 5.25%, 5/15/2015, INS: NATL	3,885,000	4,024,199
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, LOC: HSBC Bank PLC	120,000	122,710

		82,598,553
North Carolina 1.6%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,057,620
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, 5.0%, 1/1/2026	4,200,000	4,422,474
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,215,940
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.06% *, 6/1/2033, LOC: Branch Banking & Trust	2,435,000	2,435,000
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2024	10,745,000	11,699,801
North Carolina, State Medical Care Commission, Health Care Facilities Revenue, Lenoir Memorial Hospital Project, 144A, 0.06% *, 4/1/2036, LOC: Branch Banking & Trust	1,500,000	1,500,000
North Carolina, State Municipal Power Agency No. 1, Catawba Electric Revenue:
Series A, 4.0%, 1/1/2020	1,250,000	1,350,075
Series A, 5.0%, 1/1/2020	1,000,000	1,138,080

		25,818,990
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,445,763
Ohio 2.1%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2027	3,000,000	3,048,870
Columbus, OH, General Obligation, Series B, 5.0%, 2/15/2021	2,450,000	2,863,977
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, 5.0%, 11/15/2024	2,800,000	2,978,500
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project:
Series B, 5.0%, 2/15/2020	1,130,000	1,268,052
Series B, 5.0%, 2/15/2021	1,300,000	1,449,266
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	550,000	551,089
Ohio, State Capital Facilities Lease Appropriation-Administration Building Fund Projects, Series A, 5.0%, 10/1/2022	2,355,000	2,668,003
Ohio, State General Obligation, Series E, 5.0%, 9/15/2013	200,000	200,404
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,343,393
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,093,550
Ohio, State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Series B-1, 0.03% *, 1/1/2039, LIQ: Wells Fargo Bank NA	7,900,000	7,900,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	1,005,000	1,075,209
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,377,766
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015, INS: AGMC	2,280,000	2,483,786

		35,301,865
Oklahoma 0.1%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,505,445
Oregon 2.3%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, 5.0%, 6/15/2027, INS: AGMC	6,535,000	7,035,319
Oregon, State Department of Administrative Services Lottery Revenue, Series A, 5.25%, 4/1/2028	2,000,000	2,196,420
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,311,640
Series J, 5.0%, 5/1/2029	5,425,000	5,776,269
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,390,792
Series A, 5.5%, 7/1/2029	7,000,000	7,452,760
Yamhill County, OR, Hospital Authority, Friendsview Community, 0.06% *, 12/1/2034, LOC: U.S. Bank NA	8,300,000	8,300,000

		38,463,200
Pennsylvania 2.2%
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,168,390
Pennsylvania, Saint Mary Hospital Authority, Health System Revenue, Catholic Health East, Series A, 5.0%, 11/15/2021	8,000,000	8,716,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A, 3.0%, 1/1/2014	5,250,000	5,300,347
Series A, 4.0%, 7/1/2014	6,000,000	6,193,200
Series B, 5.0%, 7/1/2021	2,215,000	2,465,251
Pennsylvania, State Industrial Development Authority, Economic Development, 4.0%, 7/1/2014	1,830,000	1,886,108
Pennsylvania, State Turnpike Commission Revenue:
Series B, 1.21% *, 12/1/2019	500,000	502,820
Series C, 5.5%, 12/1/2026	2,120,000	2,339,462
Series C, 5.5%, 12/1/2027	2,820,000	3,073,969
Series C, 5.5%, 12/1/2028	1,000,000	1,082,190
Philadelphia, PA, Airport Revenue, Series A, 5.25%, 6/15/2030	4,000,000	4,020,080
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	455,000	461,598
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015, INS: NATL	130,000	130,428

		37,339,843
Puerto Rico 0.4%
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019, INS: NATL	3,000,000	2,834,910
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.5%, 8/1/2028	4,955,000	4,561,424
Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	54,113

		7,450,447
Rhode Island 0.3%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017, INS: AGMC	5,000,000	5,506,700
South Carolina 1.4%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	2,866,026
South Carolina, State Transportation Infrastructure Bank Revenue, Series B, 5.0%, 10/1/2020	17,120,000	19,551,554

		22,417,580
Tennessee 0.9%
Knox County, TN, Health Educational & Housing Facilities Board, Hospital Facilities, Covenant Health, Series B, 0.05% *, 1/1/2033, LOC: Bank of America NA	2,000,000	2,000,000
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	7,600,000	7,794,484
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	2,560,000	2,736,384
Series 1C, 4.5%, 7/1/2037	2,765,000	3,027,979

		15,558,847
Texas 17.6%
Allen, TX, Independent School District, 5.0%, 2/15/2025	1,640,000	1,817,268
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014, INS: NATL	1,160,000	1,192,666
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,623,906
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,464,892
5.0%, 2/15/2021	1,850,000	2,083,304
Dallas, TX, Certificates Obligation, 5.0%, 2/15/2021	1,955,000	2,270,908
Dallas, TX, Waterworks & Sewer Systems Revenue:
Series A, 5.0%, 10/1/2021	14,925,000	17,385,685
5.0%, 10/1/2029	4,000,000	4,206,760
5.0%, 10/1/2030	5,000,000	5,227,200
Dallas-Fort Worth, TX, International Airport Revenue, Series B, 5.0%, 11/1/2028	5,000,000	5,039,900
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,533,581
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,220,260
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	10,081,911
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System:
Series B, 0.26% **, 6/1/2014	420,000	420,231
Series B, 0.36% **, 6/1/2015	1,000,000	1,000,760
Harris County, TX, Flood Control District, Contract Tax, Series A, 5.0%, 10/1/2029	5,000,000	5,334,650
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	2,883,685
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	10,000,000	10,732,600
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	12,190,000	13,187,264
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,233,520
Series B, 5.0%, 7/1/2027	9,600,000	10,067,616
Series A, 5.25%, 7/1/2029	8,000,000	8,424,560
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2026	8,000,000	8,717,040
Houston, TX, Utility Systems Revenue, Series A, 5.25%, 11/15/2028	2,500,000	2,762,050
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013, INS: AMBAC	2,500,000	2,532,150
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,415,033
Lewisville, TX, Independent School District, School Building, 5.0%, 8/15/2026	6,360,000	6,986,206
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,238,820
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,104,120
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75% *, Mandatory Put 1/1/2016 @ 100, 1/1/2038	4,900,000	5,411,413
Series A, 6.0%, 1/1/2022	7,000,000	7,960,470
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, 5.25%, 9/1/2027	9,080,000	9,758,458
Series A, 5.5%, 9/1/2028	1,240,000	1,354,774
Pasadena, TX, Independent School District, 5.0%, 2/15/2027	6,960,000	7,495,711
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,726,854
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	7,773,710
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014, INS: NATL	3,000,000	3,147,300
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Ascension Health Senior Credit Group, Series D, 5.0%, 11/15/2029	5,000,000	5,108,250
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,207,900
Series A, 5.0%, 2/15/2019	2,480,000	2,709,152
Series A, 5.0%, 2/15/2020	6,180,000	6,789,595
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2023	2,500,000	2,703,325
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,139,030
Series A, 5.0%, 11/1/2019	1,250,000	1,420,800
Series D, 5.0%, 11/1/2024	2,250,000	2,369,272
Series C, 5.0%, 11/1/2025	4,605,000	4,792,147
Series C, 5.0%, 11/1/2026	3,290,000	3,402,518
Texas, Grand Parkway Transporation Corp., System Toll Revenue, Series C, 2.0%, Mandatory Put 2/15/2014 @ 100, 10/1/2017	8,440,000	8,498,827
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	3,660,426
Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014, INS: AGMC	540,000	542,506
Texas, Midtown Redevelopment Authority, Tax Increment Contract Revenue, 4.0%, 1/1/2014	625,000	631,513
Texas, Municipal Power Agency Revenue:
Zero Coupon, 9/1/2014, INS: NATL	1,760,000	1,751,341
ETM, Zero Coupon, 9/1/2014, INS: NATL	40,000	39,884
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017	5,690,000	6,214,789
5.5%, 8/1/2020	3,790,000	4,175,102
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	4,695,000	4,953,929
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022	5,000,000	5,295,250
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022	10,000,000	11,228,100
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,652,600
Texas, Water Development Board Revenue, State Revolving Fund:
Series B, Prerefunded 7/15/2014 @ 100, 5.0%, 7/15/2017	3,000,000	3,125,370
Series A, 5.0%, 7/15/2020	3,150,000	3,584,731
Series B, 5.25%, 7/15/2021	3,000,000	3,419,370
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,801,014
5.0%, 12/15/2027	2,770,000	2,913,264
5.0%, 12/15/2028	2,905,000	3,040,315

		291,987,556
Utah 0.2%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	205,000	211,490
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,157,531

		3,369,021
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,362,675
Virginia 0.3%
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013, INS: AMBAC	275,000	277,305
Virginia, State Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, Series B, 0.05% *, 7/1/2042, LOC: PNC Bank NA	5,200,000	5,200,000

		5,477,305
Washington 6.1%
King County, WA, Housing Authority, Summerfield Apartments Project, 0.06% *, 9/1/2035, LOC: U.S. Bank NA	1,485,000	1,485,000
King County, WA, Public Hospital District No. 2:
5.0%, 12/1/2021	6,670,000	7,500,082
5.0%, 12/1/2022	6,865,000	7,647,610
Seattle, WA, Municipal Light & Power Revenue, Series B, 5.0%, 2/1/2025	7,250,000	7,849,937
Seattle, WA, Water System Revenue:
5.0%, 2/1/2020	3,870,000	4,345,778
5.0%, 2/1/2025, INS: AGMC	5,695,000	6,135,053
Washington, State Economic Development Finance Authority, Solid Waste Dispensary Revenue, Waste Management, Inc., Series D, 2.0%, Mandatory Put 9/2/2014 @ 100, 11/1/2017	5,000,000	5,061,700
Washington, State General Obligation:
Series 2011-A, 5.0%, 8/1/2028	15,000,000	16,666,500
Series 2011-A, 5.0%, 8/1/2031	17,845,000	19,404,831
Series A, 5.0%, 8/1/2032	14,000,000	14,518,140
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	945,000	1,007,266
Washington, State Motor Vehicle Fuel Tax:
Series B, 5.0%, 7/1/2025, INS: AGMC	2,000,000	2,182,440
Series 2010-B, 5.0%, 8/1/2027	6,000,000	6,700,380

		100,504,717
West Virginia 0.2%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015, INS: NATL	2,940,000	3,173,524
Wisconsin 1.3%
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	2,599,975
Series 3, 5.5%, 6/1/2025	5,000,000	5,629,100
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	5,727,900
Wisconsin, State General Obligation, Series A, 5.25%, 5/1/2026	3,500,000	3,912,090
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,076,240
Wisconsin, WPPI Energy Power Supply Revenue, Series A, 5.0%, 7/1/2027	1,750,000	1,831,585

		20,776,890

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,627,497,611) †	99.6	1,653,578,200
Other Assets and Liabilities, Net	0.4	6,455,500

Net Assets	100.0	1,660,033,700

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of August 31, 2013.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2013.

†
The cost for federal income tax purposes was $1,626,972,966.  At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $26,605,234.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $47,217,736 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,612,502.

(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(b)	$—	$1,653,578,200	$—	$1,653,578,200
Total	$—	$1,653,578,200	$—	$1,653,578,200

There have been no transfers between fair value measurement levels during the period ended August 31, 2013.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2013